Financial instruments and risks (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of Financial Instruments
The Company holds the following financial instruments (in USD thousands):

	December 31,
	2025	2024
Financial assets at amortized cost
Cash and cash equivalents	$70,289	$80,226
Accounts receivable	15,001	7,436
Other financial non-current assets	1,995	994
Total financial assets at amortized cost	$87,285	$88,656
Financial assets at fair value through statement of loss
Equity investment	1,977	—
Total financial assets	$87,285	$88,656
Financial liabilities at amortized cost
Accounts payable	8,960	5,220
Accrued expenses	20,736	13,217
Lease liabilities	15,287	16,793
Borrowings	47,733	13,237
Total financial liabilities at amortized cost	92,716	48,467
Financial liabilities at fair value through statement of loss
Warrant obligations	1,412	444
Total financial liabilities	$94,128	$48,911

Schedule of Fair Value Hierarchy for Financial Assets Measured at Fair Value on a Recurring Basis
The following table presents the Company’s fair value hierarchy for its financial assets and financial liabilities that were measured at fair value on a recurring basis as of December 31, 2025 (in thousands):

	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents:
Money market funds	$27,528	$—	$—
Equity Investments:
Equity investments	—	1,977	—
Total financial assets	$27,528	$1,977	$—

Financial liabilities:
Warrant obligation:
Perceptive Credit Holdings warrants	$—	$1,412	$—
Total financial liabilities	$—	$1,412	$—
The following table presents the Company’s fair value hierarchy for its financial assets and financial liabilities that were measured at fair value on a recurring basis as of December 31, 2024 (in thousands):

	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents
Money market funds	$39,586	$—	$—
Total financial assets	$39,586	$—	$—

Financial liabilities:
Warrant obligation:
Perceptive Credit Holdings warrants	$—	$474	$—
Total financial liabilities	$—	$474	$—

Schedule of Fair Value Hierarchy for Financial Liabilities Measured at Fair Value on a Recurring Basis
The following table presents the Company’s fair value hierarchy for its financial assets and financial liabilities that were measured at fair value on a recurring basis as of December 31, 2025 (in thousands):

	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents:
Money market funds	$27,528	$—	$—
Equity Investments:
Equity investments	—	1,977	—
Total financial assets	$27,528	$1,977	$—

Financial liabilities:
Warrant obligation:
Perceptive Credit Holdings warrants	$—	$1,412	$—
Total financial liabilities	$—	$1,412	$—
The following table presents the Company’s fair value hierarchy for its financial assets and financial liabilities that were measured at fair value on a recurring basis as of December 31, 2024 (in thousands):

	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents
Money market funds	$39,586	$—	$—
Total financial assets	$39,586	$—	$—

Financial liabilities:
Warrant obligation:
Perceptive Credit Holdings warrants	$—	$474	$—
Total financial liabilities	$—	$474	$—

Summary of Maturity Profile of Financial Liabilities
The tables below summarizes the maturity profile of the Company’s financial liabilities based on contractual undiscounted cash flows (in USD thousands):

	Net carrying amount	Within 1 year	Between 1 and 5 years	After 5 years	Total
December 31, 2025
Lease liabilities	$15,287	$2,992	$11,839	$1,463	$16,294
Accounts payable	8,960	8,960	—	—	8,960
Accrued expenses	20,736	20,736	—	—	20,736
Borrowings	47,733	5,125	61,958	—	67,083
Total contractual liabilities	$92,716	$37,813	$73,797	$1,463	$113,073

	Net carrying amount	Within 1 year	Between 1 and 5 years	After 5 years	Total
December 31, 2024
Lease liabilities	$16,793	$2,739	$12,518	$4,469	$19,726
Accounts payable	5,220	5,220	—	—	5,220
Accrued expenses	13,217	13,217	—	—	13,217
Borrowings	13,237	1,622	20,405	—	22,027
Total contractual liabilities	$48,467	$22,798	$32,923	$4,469	$60,190

Summary of Significant Foreign Exchange Rates
The significant exchange rates that have been applied to these consolidated financial statements are listed below:

	December 31,		For the twelve months ended December 31,
	2025	2024	2025	2024	2023
Currency	Spot rate		Average rate
USD/CHF	0.79208	0.90740	0.83064	0.88064	0.89855
USD/EUR	0.85092	0.96530	0.88644	0.92455	0.92478
USD/GBP	0.74179	0.79870	0.75887	0.78267	0.80428
USD/BRL	5.49560	6.17360	5.58911	5.39155	4.97372

Summary of Loss Before Tax to Changes in Foreign Exchange Rates
The sensitivity of the Company’s income to possible changes in foreign exchange rates is measured at the local entity level as it depends on the functional currency of each entity. As of December 31, 2025, 2024, and 2023 the Company was exposed principally to movements in four cross currency pairs. The sensitivity of the Company’s loss before tax to such changes was as follows (in USD thousands):

	December 31,
	2025			2024			2023
Increase / (decrease) in USD/CHF exchange rate by 10%	(2,101)	/	2,101	562	/	(562)	3,034	/	(3,034)
Increase / (decrease) in EUR/CHF exchange rate by 10%	1,020	/	(1,020)	(75)	/	75	508	/	(508)
Increase / (decrease) in GBP/CHF exchange rate by 10%	36	/	(36)	25	/	(25)	(23)	/	23

Summary of Equity to Changes in Foreign Exchange Rates	As of December 31, 2025 and 2024 the sensitivity of the Company’s equity to such changes, measured against the USD, was as follows (in USD thousands):

	December 31,
	2025			2024
Increase / (decrease) in USD/CHF exchange rate by 10%	(2,561)	/	2,561	(1,520)	/	1,520
Increase / (decrease) in USD/EUR exchange rate by 10%	(663)	/	663	2,244	/	(2,244)
Increase / (decrease) in USD/GBP exchange rate by 10%	(95)	/	95	61	/	(61)